Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
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. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deposits	9,787,387	12,870,155	14,619,420
Salary and welfare	3,131,752	3,952,163	5,037,530
Rental fee payables	400,632	653,105	332,893
Internet data center fee	212,143	387,478	614,712
Liabilities for return allowances (*)	—	363,191	425,135
Accrued administrative expenses	185,876	318,012	368,821
Professional fee	59,802	122,930	268,054
Vehicle fee	69,042	114,576	190,289
Interest payable	84,807	44,449	43,598
Payable related to employees’ exercise of share-based awards	152,177	42,979	403,398
Others	1,034,222	1,423,642	2,352,330

Total	15,117,840	20,292,680	24,656,180

(*)	Liabilities for return allowances were included in “Accounts receivable, net” as of December 31, 2017.